ANCHOR INTERNATIONAL
                                      BOND
                                     TRUST



                   -----------------------------------------

                               SEMI-ANNUAL REPORT
                   -----------------------------------------




                                 JUNE 30, 1999
                                  (UNAUDITED)




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                        ANCHOR INTERNATIONAL BOND TRUST
--------------------------------------------------------------------------------

    Comparison of the Change in Value of a $10,000 Investment in the Anchor International Bond Trust and the Standard & Poor's 500 Index and the Consumer
                                   Price Index



                               [GRAPHIC OMITTED]


                 ----------------------------------------------
                         Anchor International Bond Trust
                           Average Annual Total Return
                 ----------------------------------------------

                  Six Months*  1 Year      5 Year     10 Year
                   (11.04%)   (10.33%)    (0.92%)      4.58%

                 ----------------------------------------------


    *Not Annualized for the period from December 31, 1998 to June 30, 1999.



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                        ANCHOR INTERNATIONAL BOND TRUST
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                      STATEMENT OF ASSETS AND LIABILITIES
                                 JUNE 30, 1999
                                  (Unaudited)



Assets:
Investments at quoted market value (cost $4,806,044;
 see Schedule of Investments, Notes 1, 2, & 5).................   $  4,775,934
Cash  .........................................................        173,816
Interest receivable............................................          2,507
Other assets...................................................            442
                                                                   ------------
     Total assets..............................................      4,952,699
                                                                   ------------
Liabilities:
Accrued expenses and other liabilities (Note 3 )...............         13,272
                                                                   ------------
     Total liabilities.........................................         13,272
                                                                   ------------

Net Assets:
Capital stock (unlimited shares authorized at $1.00 par value,
 amount paid in on 729,797 shares outstanding) (Note 1)........      7,182,145
Accumulated undistributed net investment income (Note 1).......         (2,422)
Accumulated realized loss from security transactions, net (Note 1)  (2,210,186)
Net unrealized depreciation in value of investments (Note 2)...        (30,110)
                                                                   ------------
     Net assets (equivalent to $6.77 per share, based on
      729,797 capital shares outstanding)......................   $  4,939,427
                                                                   ============






   The accompanying notes are an integral part of these financial statements.




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                        ANCHOR INTERNATIONAL BOND TRUST
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                            STATEMENT OF OPERATIONS
                                 JUNE 30, 1999
                                  (Unaudited)



Income:
 Interest......................................................   $     71,872
                                                                   ------------
     Total income..............................................         71,872
                                                                   ------------

Expenses:
 Management fees, net (Note 3).................................         19,261
 Audit and accounting fees.....................................          3,728
 Legal fees....................................................          3,480
 Pricing and bookkeeping fees (Note 4).........................          1,782
 Transfer fees (Note 4)........................................          1,571
 Custodian fees................................................            994
 Trustees' fees and expenses...................................            125
 Other expenses................................................          1,243
                                                                   ------------
     Total expenses............................................         32,184
                                                                   ------------

Net investment income..........................................         39,688
                                                                   ------------

Realized and unrealized gain on investments:
  Realized loss on investments-net.............................       (630,065)
  Decrease in net unrealized appreciation in investments.......        (21,125)
                                                                   ------------
     Net gain on investments...................................       (651,190)
                                                                   ============

Net decrease in net assets resulting from operations...........   $   (611,502)
                                                                   ============




   The accompanying notes are an integral part of these financial statements.


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                        ANCHOR INTERNATIONAL BOND TRUST
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                      STATEMENTS OF CHANGES IN NET ASSETS


                                                 Six Months Ended  Year Ended
                                                  June 30, 1999    December 31,
                                                   (Unaudited)        1998
                                                 ------------------------------
From operations:
 Net investment income...........................     $ 39,688     $   481,839
 Realized loss on investments, net...............     (630,065)       (570,371)
 Decrease (increase) in net unrealized
  appreciation in investments....................      (21,125)        966,416
                                                   --------------  ------------
     Net decrease (increase) in net assets
           resulting from operations.............     (611,502)        877,884
                                                   --------------  ------------
Distributions to shareholders:
 From net investment income ($0.613 per share in       --             (414,019)
1998)
 From net realized gain on investments..........       --              --
                                                   --------------  ------------
     Total distributions to shareholders.........      --             (414,019)
                                                   --------------  ------------
From capital share transactions:

                               Number of Shares
                              1999        1998
                            ---------- -----------
 Proceeds from sale of
   shares...................  --          --           --              --
 Shares issued to share-
  holders in distributions
  reinvested................  --         54,399        --              413,435
 Cost of shares redeemed....  --      (1,894,102)      --          (14,492,078)
                           ---------  -----------  ============     ===========
 Decrease in net assets
  resulting from capital
  share
  transactions..............  --      (1,839,703)      --         (14,078,643)
                            ========== =========== ------------    ------------

Net decrease in net assets.......................     (611,502)    (13,614,778)
Net assets:
  Beginning of period............................    5,550,929      19,165,707
                                                   ==============  ============
  End of period (including undistributed net
   investment income of $(2,422)and
   $(42,110), respectively)......................  $ 4,939,427     $ 5,550,929
                                                   ==============  ============



   The accompanying notes are an integral part of these financial statements.



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                       SELECTED PER SHARE DATA AND RATIOS
                (for a share outstanding throughout each period)

                           Six Months
                             Ended
                            June 30,             Year Ended December 31,
                              1999
                          (Unaudited)    1998       1997        1996      1995
                          -----------------------------------------------------

Investment income.........   $0.10       $0.78      $0.42       $0.35    $0.89
Expenses, net.............    0.05        0.21       0.11        0.09     0.17
                          ----------- -----------------------------------------
Net investment income.....    0.05        0.57       0.31        0.26     0.72
Net realized and
unrealized
 gain (loss) on
investments...............   (0.89)       0.19      (1.17)      (0.69)    0.69
Distributions to
shareholders:
  From net investment
   income.................   --          (0.61)     --          --       (0.73)
  From net realized gain
   on  investments........   --            --       --          --        --
                          ----------- -----------------------------------------
Net increase (decrease)
 in net asset value.......   (0.84)       0.15      (0.86)      (0.43)    0.68
Net asset value:
 Beginning of period......    7.61        7.46       8.32        8.75     8.07
                          =========== =========================================
 End of period............   $6.77       $7.61      $7.46       $8.32    $8.75
                          =========== =========================================

Total Return*.............  (11.04%)     10.20%    (10.34%)     (4.91%)  17.52%
Ratio of expenses to
 average net assets.......    1.24%       1.30%      1.11%       1.06%    1.06%
Ratio of net investment
 income to average
 come to average net
 assets....................   1.53%       3.53%      3.16%       3.19%    4.40%
Portfolio turnover.........   --          --         --          --        --
Average commission rate
 paid.....................    --          --         --          --        --
Number of shares out-
 standing at end
 of period................ 729,797  729,797   2,569,500  3,136,313   3,205,516


*Not Annualized for the six months ended June 30, 1999


   The accompanying notes are an integral part of these financial statements.


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                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 1999
                                  (Unaudited)

                                                                       Value
  Quantity                                                           (Note 1)
 FOREIGN TIME DEPOSITS -- 96.69%
 4,632,332 Euro Time Deposit, maturing 07/08/99,
            at 2.500% (cost $4,806,044) .........................   $4,775,934
                                                                    -----------

           Total investments (cost $4,806,044)...................    4,775,934
                                                                    -----------

 CASH & OTHER ASSETS, LESS LIABILITIES -- 3.31%..................      163,493
                                                                    -----------

           Total Net Assets......................................   $4,939,427
                                                                    ===========





   The accompanying notes are an integral part of these financial statements.



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                         NOTES TO FINANCIAL STATEMENTS
                                 JUNE 30, 1999
                                  (Unaudited)


1. Significant accounting policies:
   Anchor International Bond Trust, a Massachusetts business trust (the "Trust"), is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end investment management company. The following is a summary of significant accounting policies followed by the Trust which are in conformity with those generally accepted in the investment company industry. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
   A. Investment securities--
     Security transactions are recorded on the date
     the investments are purchased or sold. Each day, securities traded in the foreign over-the-counter market are valued at the closing bid price of the European markets; other investment securities traded on a national securities exchange are valued at the last sales price as of 12:00 noon, or, if there has been no sale by noon, at the current bid price. Other securities for which market quotations are readily available are valued at the last known sales price, or, if unavailable, the known current bid price which most nearly represents current market value. Options are valued in the same manner. Foreign currencies and foreign denominated securities are translated at current market exchange rates as of noon. Temporary cash investments are stated at cost, which approximates market value. Interest income is recorded on the accrual basis. Gains and losses from sales of investments are calculated using the "identified cost" method for both financial reporting and federal income tax purposes.
   B.Income Taxes-- The Trust has elected to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute each year all of its taxable income to its shareholders. No provision for federal income taxes is necessary since the Trust intends to qualify for and elect the special tax treatment afforded a "regulated investment company" under subchapter M of the Internal Revenue Code. Income and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification. During the current fiscal year, permanent differences, primarily due to foreign currency losses offset by net investment income, resulted in a net decrease in undistributed net investment income and a decrease in accumulated realized loss from security transactions. This reclassification had no affect on net assets.



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                         NOTES TO FINANCIAL STATEMENTS
                                 JUNE 30, 1999
                                  (Unaudited)

                                  (Continued)

   C. Capital Stock-- The Trust records the sales and redemptions of its capital stock on trade date.
   D.Foreign Currency-- Amounts  denominated in or expected to settle in foreign currencies are translated into United States dollars at rates reported by a major Boston bank on the following basis:
      A. Market value of investment securities, other assets and liabilities at the 12:00 noon Eastern Time rate of exchange at the balance sheet date.
      B. Purchases and sales of investment securities, income and expenses at the rate of exchange prevailing on the respective dates of such transactions (or at an average rate if significant rate fluctuations have not occurred). The Trust does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales and maturities of short term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Trust's books, and the United States dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

2. Tax basis of investments:
   At June 30, 1999, the total cost of investments for federal income tax purposes was identical to the total cost on a financial reporting basis. There was no aggregate gross unrealized appreciation in investments in which there was an excess of market value over tax cost. Aggregate gross unrealized depreciation in investments in which there was an excess of tax cost over market value was $30,110. Net unrealized depreciation in investments at June 30, 1999 was $30,110.

3. Investment advisory service agreements:
   The investment advisory contract with Anchor Investment Management Corporation (the "investment adviser") provides that the Trust will pay the adviser a fee for investment advice based on 3/4 of 1% per annum of average daily net assets. At June 30, 1999, investment advisory fees of $3,361 were due and were included in "Accrued expenses and other liabilities" in the accompanying Statement of Assets and Liabilities. David Y. Williams, a Trustee of the Trust, is President and a Director of the Investment Adviser.





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                         NOTES TO FINANCIAL STATEMENTS
                                 JUNE 30, 1999
                                  (Unaudited)

                                  (Continued)


4. Certain transactions:
   The Trust has entered into an agreement with Cardinal Investment Services, Inc. for transfer agent and dividend disbursing agent services. Annual fees for these services are $12,000.
   Fees earned by Anchor Investment Management Corporation for expenses related to daily pricing of the Trust shares and for bookkeeping services for the six months ended June 30, 1999 were $1,782. Certain officers and trustees of the Trust are directors and/or officers of the investment adviser and distributor. Meeschaert & Co., Inc., the Trust's distributor, received no brokerage commissions during the six months ended June 30, 1999.

5. Purchases and sales:
   Aggregate cost of purchases and the proceeds from sales and maturities on investments for the six months ended June 30, 1999 were:
     Cost of securities acquired:
       U.S. Government and investments backed by such
       securities.......................................    $     --
       Other investments................................      70,479,977
                                                            ===============
                                                            $ 70,479,977
                                                            ===============
     Proceeds from sales and maturities:
       U.S. Government and investments backed by such
     securities........................................     $     --
       Other investments................................      70,408,270
                                                            ===============
                                                            $ 70,408,270
                                                            ===============



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                             OFFICERS AND TRUSTEES




ERNIE BUTLER                                          Trustee
President, I.E. Butler Securities

SPENCER H. LE MENAGER                                 Trustee
President, Equity Inc.

DAVID W.C. PUTNAM                                     Chairman
President, F.L. Putnam                                and Trustee
Investment Management Company

J. STEPHEN PUTNAM                                     Vice President and
President, Robert Thomas Securities                   Treasurer

DAVID Y. WILLIAMS                                     President, Secretary
President and Director, Meeschaert & Co., Inc.,       and Trustee
President and Director, Anchor Investment
Management Corporation







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                     INVESTMENT ADVISER AND ADMINISTRATOR
                   Anchor Investment Management Corporation
            579 Pleasant St., Suite 4, Paxton, Massachusetts 01612
                                (508) 831-1171

                                 DISTRIBUTOR
                            Meeschaert & Co., Inc.
            579 Pleasant St., Suite 4, Paxton, Massachusetts 01612

                                TRANSFER AGENT
                      Cardinal Investment Services Inc.
            579 Pleasant St., Suite 4, Paxton, Massachusetts 01612
                                (508) 831-1171

                                  CUSTODIAN
                        Investors Bank & Trust Company
              200 Clarendon Street, Boston, Massachusetts 02116

                        INDEPENDENT PUBLIC ACCOUNTANT
                          Livingston & Haynes, P.C.
                 40 Grove St., Wellesley, Massachusetts 02482

                                LEGAL COUNSEL
                            Thorp Reed & Armstrong
            One Riverfront Center, Pittsburgh, Pennsylvania 15222






This report is not authorized for distribution to prospective investors in the Trust unless preceded or accompanied by an effective prospectus which includes information concerning the Trust's record or other pertinent information.


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